Stock options (Details 3)	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
SBCE recognized related to:
Stock options	432,000	492,000	265,000
Preferred Share Rights (see note 8)	226,000
Total SBCE	658,000	492,000	265,000